Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Jun. 30, 2021 MWh $ / MWh $ / MWh
NI HUB, Expiry December 2031
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,479,234
Receive average prices (per MW-hr) | $ / MWh	23.50
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	4,822,668
Receive average prices (per MW-hr) | $ / MWh	24.54
PJM Western HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	577,686
Receive average prices (per MW-hr) | $ / MWh	33.03
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,682,564
Receive average prices (per MW-hr) | $ / MWh	24.20
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,136,795
Receive average prices (per MW-hr) | $ / MWh	36.46